Note Payable	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Debt Disclosure [Abstract]
Note Payable

NOTE 4 – NOTE PAYABLE

The note payable is comprised of the following at:

	December 31, 2015	June 30, 2015
	(Unaudited)
Note payable	$2,620,098	$2,085,128
Add: accrued interest added to note principal	25,670	—
Less: unamortized loan discount	(218,113)	(277,070)
Less: unamortized debt issuance costs	(119,695)	(102,641)
Total note payable, net	$2,307,960	$1,705,417

On June 10, 2014, the Company entered into a Note Purchase Agreement with Pacific Investment Management Company (“PIMCO”) that authorized the issuance of up to $2,500,000. On June 12, 2014, the Company entered into a Senior Secured Note (“Note”) whereby the Company drew $1,500,000. The note bears interest at 14% and an effective interest rate of 21%. This Note is collateralized by all of the assets of the Company.

On February 6, 2015, the Company drew down an additional $500,000 of funds on the PIMCO Note Payable. Following the February 6, 2015 draw, the principal balance payable (including accrued interest added to the principal amount) on the PIMCO note was $2,044,300, and the Company had an additional $500,000 available to draw on this loan facility. The full principal balance outstanding related to this note is due in June 2017.

The Note includes various covenants, including but not limited to, having annual audited financial statements within 90 days of the end of the fiscal year. At December 31, 2015, the Company is in compliance with all covenants.

In connection with the Note, the Company granted warrants to acquire up to 10% of the Company’s capital stock based on an aggregate enterprise fair market value of $15.0 million. The Company valued the warrants using the Black-Scholes option pricing model with the following variables: annual dividend yield of 0%; expected life of 10 years; risk free rate of return of 2.92%; and expected volatility of 0%. The Company estimated the value of the warrants to be $377,480, which is recorded as a loan discount and is being amortized under the effective interest method to interest expense over the term of the loan.

On September 30, 2015, in consideration of the draw-down of the remaining $500,000 available on the PIMCO Note Payable, the Company issued 10,000 shares of its common stock at a fair value of $50,000 as determined by the Company’s board of directors. This amount was recorded as a loan fee to be amortized over the remaining term of the PIMCO Note Payable.

On October 20, 2015, the Company drew the remaining $500,000 available under its delayed draw note facility with PIMCO to increase the principal amount under this note (including the accrued interest added to the principal amount) to $2,620,098. A replacement note was issued on this date to reflect the note increase.

During the six month periods ended December 31, 2015 and 2014, the Company amortized $91,905 and $69,020, respectively, of the loan fees and discount which is recorded as a component of interest expense on the consolidated statements of operations.

NOTE 3 – NOTE PAYABLE

The note payable is comprised of the following at:

	June 30,
	2015	2014
Note payable	$2,000,000	$1,500,000
Less: unamortized loan discount	(277,070)	(376,694)
Less: unamortized debt issuance costs	(102,641)	(123,087)
Total Note Payable, net	$1,620,289	$1,000,219

On June 10, 2014, the Company entered into a Note Purchase Agreement (“Agreement”) with Pacific Investment Management Company (“PIMCO”) that authorized the issuance of up to $2,500,000. On June 12, 2014, the Company entered into a Senior Secured Note (“Note”) whereby the Company drew $1,500,000. The note bears interest at 14% and an effective interest rate of 21%. This Note is collateralized by all of the assets of the Company.

On February 6, 2015, the Company drew down an additional $500,000 of funds on the PIMCO Note Payable. Following the February 6, 2015 draw, the principal balance payable on the PIMCO note is $2,000,000, and the Company has an additional $500,000 available to draw on this loan facility. The full principal balance outstanding related to this note is due on June 2017.

The Note includes various covenants, including but not limited to, having annual audited financial statements within 90 days of the end of the fiscal year. At June 30, 2015, the Company is in compliance with all covenants.

In connection with the Note, the Company granted warrants to acquire up to 10% of the Company’s capital stock based on an aggregate enterprise fair market value of $15.0 million. The Company valued the warrants using the Black-Scholes option pricing model with the following variables: annual dividend yield of 0%; expected life of 10 years; risk free rate of return of 2.92%; and expected volatility of 0%. The Company estimated the value of the warrants to be $377,480, which is recorded as a loan discount and is being amortized under the effective interest method to interest expense over the term of the loan.

During the years ended June 30, 2015 and 2014, the Company amortized $99,624 and $786, respectively, of the loan discount which is recorded as a component of interest expense on the consolidated statements of operations.